Financial risk management (Details 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Open derivative transactions	$ 24	$ (24)
Closed derivative transactions awaiting financial settlement	(5)	(5)
Recognized in Statements of Financial Position	19	(29)
Other assets (note 17)	103	102
Other liabilities (note 17)	$ (84)	$ (131)